Inventories - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Classes of current inventories [abstract]
Inventory write-down	¥ 7,693	¥ 15,723	¥ 15,517